Label	Element	Value
SA Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA Real Estate Securities Fund
Supplement [Text Block]	safit_SupplementTextBlock

SA FUNDS – Investment Trust

SA Real Estate Securities Fund

Supplement dated July 1, 2017 to the
Prospectus dated October 29, 2016

This Supplement amends information in the Prospectus for the SA Funds dated October 29, 2016. You may obtain a copy of a Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective July 1, 2017, the current single class of shares of each SA Fund is hereby renamed Investor Class shares, and all references to the current single class of shares of each SA Fund in the Prospectus are hereby superseded and replaced with references to Investor Class shares. In addition, the following changes are made.

On page 37, the first sentence of the paragraph following “Allocation Fund: SA Worldwide Moderate Growth Fund” in the “Asset Allocation and Investment Philosophy” Section is replaced in its entirety with the following:

Select Class shares of the Fixed Income Funds and the Equity Funds and shares of the SA Worldwide Moderate Growth Fund are offered in separate prospectuses.

On page 76, the following sentence is added as the new first sentence of the paragraph following the heading “Exchanges”:

You may exchange shares of one SA Fund for the corresponding class of shares of another SA Fund if you are an existing shareholder of the other SA Fund.

On page 77, the following new section is inserted before the heading “Frequent Trading – Market Timing”:

Converting Shares

If you hold Investor Class shares and are eligible to purchase Select Class, which are offered under a separate prospectus, you may be eligible to convert your Investor Class shares to Select Class shares of the same Fund, subject to the discretion of the SA Funds, to permit or reject such a conversion. Please contact your financial adviser or SA Funds for conversion instructions.

A conversion between share classes of the same Fund is generally considered to be a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

On page 78, the fifth paragraph following the heading “Additional Policies for Purchases, Redemptions and Exchanges” is replaced in its entirety with the following:

Redemption proceeds are normally paid in cash; however, subject to the requirements of Rule 18f-1 under the Investment Company Act of 1940, as amended, the SA Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may incur transaction costs to dispose of these securities. In addition, redemption in portfolio securities generally will be a taxable event which will generate a capital gain or loss, and special rules may apply when determining gain or loss. See “Distributions and Taxes – Taxes on Distributions” in this prospectus, and “Taxes – Taxation on Disposition of Shares” in the Statement of Additional Information.

For cash redemptions, each Fund typically expects to meet such redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio securities. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may access a line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements), to meet redemption requests.

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195